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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               -----------------

Check here if Amendment [   ]; Amendment Number:
                                                 ----------------
         This Amendment (Check only one.):  [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         R R Partners LP
Address:      c/o East Side Capital Corp.
              888 Seventh Avenue
              New York, N.Y. 10106

Form 13F File Number:  028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         David Rasiel
Title:        Principal
Phone:        212-333-9716

Signature, Place, and Date of Signing:


/s/ David Rasiel                  New York, New York          February 14, 2005
----------------------            ------------------          -----------------
[Signature]                       [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                               0
                                                        ----------
Form 13F Information Table Entry Total:                         36
                                                        ----------
Form 13F Information Table Value Total:                 $  559,044
                                                        ----------
                                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              NONE

                                              RR Partners LP
                                         Form 13F Information Table
                                      Quarter Ended December 31, 2004

                 TITLE                            SHRS
                 OF                    VALUE      OR PRN       SH/  PUT/  INVESTMENT  OTHER            VOTING AUTHORITY
NAME OF ISSUER   CLASS      CUSIP      (x$1,000)  AMT          PRN  CALL  DISCRETION  MANAGERS  SOLE         SHARED       NONE
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED         COM        00763M108     25,955      630,900  SH         SOLE                      630,900
MEDICAL OPTICS
INC
-----------------------------------------------------------------------------------------------------------------------------------
APACHE CORP      COM        037411105     36,560      722,968  SH         SOLE                      722,968
-----------------------------------------------------------------------------------------------------------------------------------
ARROW ELECTRS    COM        042735100      6,082      250,300  SH         SOLE                      250,300
INC
-----------------------------------------------------------------------------------------------------------------------------------
AVNET INC        COM        053807103      6,375      349,500  SH         SOLE                      349,500
-----------------------------------------------------------------------------------------------------------------------------------
BLOCKBUSTER      CL A       093679108        926       97,096  SH         SOLE                       97,096
INC
-----------------------------------------------------------------------------------------------------------------------------------
BLOCKBUSTER      CL B       093679207      6,053      687,096  SH         SOLE                      687,096
INC
-----------------------------------------------------------------------------------------------------------------------------------
BROOKFIELD       COM        112723101     29,110      858,700  SH         SOLE                      858,700
HOMES CORP
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCE         COM        200519106      4,508       70,000  SH         SOLE                       70,000
BANCORP INC NJ
-----------------------------------------------------------------------------------------------------------------------------------
CYPRESS          COM        232806109      2,823      240,700  SH         SOLE                      240,700
SEMICONDUCTOR
CORP
-----------------------------------------------------------------------------------------------------------------------------------
D R HORTON INC   COM        23331A109      9,070      225,000  SH         SOLE                      225,000
-----------------------------------------------------------------------------------------------------------------------------------
DELTIC TIMBER    COM        247850100      6,877      162,000  SH         SOLE                      162,000
CORP
-----------------------------------------------------------------------------------------------------------------------------------
ENPRO INDS INC   COM        29355X107     10,642      359,900  SH         SOLE                      359,900
-----------------------------------------------------------------------------------------------------------------------------------
FIRST CMNTY      COM        31983B101      5,436      127,300  SH         SOLE                      127,300
BANCORP CALIF
-----------------------------------------------------------------------------------------------------------------------------------
FIRSTENGERGY     COM        337932107     16,009      405,200  SH         SOLE                      405,200
CORP
-----------------------------------------------------------------------------------------------------------------------------------
HOSPIRA INC      COM        441060100     38,860    1,160,000  SH         SOLE                    1,160,000
-----------------------------------------------------------------------------------------------------------------------------------
INTEGRATED       COM        458118106      5,737      496,300  SH         SOLE                      496,300
DEVICE
TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL    COM        459902102     12,851      373,800  SH         SOLE                      373,800
GAME
TECHNOLOG
-----------------------------------------------------------------------------------------------------------------------------------
JOHNSON CTLS     COM        478366107     18,575      292,800  SH         SOLE                      292,800
INC
-----------------------------------------------------------------------------------------------------------------------------------

                                              RR Partners LP
                                         Form 13F Information Table
                                      Quarter Ended December 31, 2004

                 TITLE                            SHRS
                 OF                    VALUE      OR PRN       SH/  PUT/  INVESTMENT  OTHER            VOTING AUTHORITY
NAME OF ISSUER   CLASS      CUSIP      (x$1,000)  AMT          PRN  CALL  DISCRETION  MANAGERS  SOLE         SHARED       NONE
-----------------------------------------------------------------------------------------------------------------------------------
LNR PPTY CORP    COM        501940100     21,836      347,100  SH         SOLE                      347,100
-----------------------------------------------------------------------------------------------------------------------------------
LABORATORY       COM        50540R409     12,126      243,400  SH         SOLE                      243,400
CORP AMER        NEW
HLDGS
-----------------------------------------------------------------------------------------------------------------------------------
LEAR CORP        COM        521865105      1,422       23,300  SH         SOLE                       23,300
-----------------------------------------------------------------------------------------------------------------------------------
LEGGETT & PLATT  COM        524660107      7,818      275,000  SH         SOLE                      275,000
INC
-----------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP      CL B       526057302      1,106       21,180  SH         SOLE                       21,180
-----------------------------------------------------------------------------------------------------------------------------------
MAGNA INTL INC   CL A       559222401      7,223       87,500  SH         SOLE                       87,500
-----------------------------------------------------------------------------------------------------------------------------------
MI DEVS INC      CL A SUB   55304X104      4,494      148,950  SH         SOLE                      148,950
                 VTG
-----------------------------------------------------------------------------------------------------------------------------------
MEDCO HEALTH     COM        58405U102     13,844      332,800  SH         SOLE                      332,800
SOLUTIONS INC
-----------------------------------------------------------------------------------------------------------------------------------
PIONEER NAT RES  COM        723787107     36,855    1,050,000  SH         SOLE                    1,050,000
CO
-----------------------------------------------------------------------------------------------------------------------------------
QUEST            COM        74834L100     35,946      376,200  SH         SOLE                      376,200
DIAGNOSTICS INC
-----------------------------------------------------------------------------------------------------------------------------------
RYLAND GROUP     COM        783764103     23,555      410,000  SH         SOLE                      410,000
INC
-----------------------------------------------------------------------------------------------------------------------------------
SHAW             CL B       82028K200      4,755      260,000  SH         SOLE                      260,000
COMMUNICATIONS   CONV
INC
-----------------------------------------------------------------------------------------------------------------------------------
SHERWIN          COM        824348106      2,812       63,000  SH         SOLE                       63,000
WILLIAMS CO
-----------------------------------------------------------------------------------------------------------------------------------
STANCORP FINL    COM        852891100      3,193       38,700  SH         SOLE                       38,700
GROUP INC
-----------------------------------------------------------------------------------------------------------------------------------
STEWART          CL A       680370105      3,331      476,600  SH         SOLE                      476,600
ENTERPRISES INC
-----------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH     COM        91324P102      8,803      100,000  SH         SOLE                      100,000
GROUP INC
-----------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC    COM        94973V107    126,721    1,101,922  SH         SOLE                    1,101,922
-----------------------------------------------------------------------------------------------------------------------------------
XCEL ENERGY INC  COM        98389B100        755       41,500  SH         SOLE                       41,500
-----------------------------------------------------------------------------------------------------------------------------------

REPORT
SUMMARY: 36 DATA RECORDS                  $559,044

         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED